INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Interest Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sale Leaseback Transaction [Line Items]
Investments in sales type and direct financing leases	$ 3,894	$ 5,021	$ 14,173
Investments in leaseback assets	2,298	3,895	5,351
Total	6,192	8,916	19,524
Interest income related parties – direct financing leases	0	382	5,186
Affiliated Entity | Frontline Shipping
Sale Leaseback Transaction [Line Items]
Interest income related parties – direct financing leases	$ 0	$ 400	$ 1,500